                                 THE UBS FUNDS

   Supplement to Prospectus dated September 30, 2002 (as revised May 7, 2003)

                                                                    June 3, 2003

Dear Investor,

     The ninth bullet point in the section  captioned  "Class Y Shares" on pages
75-76 of the Prospectus is amended and restated as follows:

     o    Shareholders  who invest a minimum  initial amount of $10 million in a
          Fund ($5 million for UBS U.S.  Small Cap Growth Fund,  UBS U.S.  Small
          Cap Equity Fund,  UBS U.S. Real Estate Equity Fund, and UBS High Yield
          Fund).  An  institutional  investor may  aggregate  its holdings  with holdings  of  certain  related  institutional  investors  to meet  the foregoing minimums; and

                                                                 Item No. ZS-183